Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Results of operations from producing activities	¥ 120,595	¥ 115,138	¥ 47,975
Mainland China [member]
Revenue
Results of operations from producing activities	106,345	109,053	42,373
Other countries [member]
Revenue
Results of operations from producing activities	14,250	6,085	5,602
Consolidated entities [member]
Revenue
Sales to third parties	94,612	104,026	78,918
Inter-segment sales	394,924	386,282	310,418
Revenue	489,536	490,308	389,336
Production costs excluding taxes	(138,911)	(128,740)	(120,012)
Exploration expenses	(20,775)	(18,726)	(23,884)
Depreciation, depletion and amortization	(140,440)	(153,386)	(154,139)
Taxes other than income taxes	(30,729)	(36,402)	(24,158)
Accretion expense	(5,525)	(5,678)	(5,453)
Income taxes	(35,814)	(36,105)	(15,765)
Results of operations from producing activities	117,342	111,271	45,925
Consolidated entities [member] | Mainland China [member]
Revenue
Sales to third parties	44,001	46,051	39,588
Inter-segment sales	379,968	381,740	305,336
Revenue	423,969	427,791	344,924
Production costs excluding taxes	(127,900)	(118,979)	(112,182)
Exploration expenses	(19,821)	(17,767)	(16,732)
Depreciation, depletion and amortization	(115,648)	(120,378)	(135,703)
Taxes other than income taxes	(24,876)	(30,140)	(20,624)
Accretion expense	(5,294)	(5,483)	(5,212)
Income taxes	(24,085)	(25,991)	(12,098)
Results of operations from producing activities	106,345	109,053	42,373
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	50,611	57,975	39,330
Inter-segment sales	14,956	4,542	5,082
Revenue	65,567	62,517	44,412
Production costs excluding taxes	(11,011)	(9,761)	(7,830)
Exploration expenses	(954)	(959)	(7,152)
Depreciation, depletion and amortization	(24,792)	(33,008)	(18,436)
Taxes other than income taxes	(5,853)	(6,262)	(3,534)
Accretion expense	(231)	(195)	(241)
Income taxes	(11,729)	(10,114)	(3,667)
Results of operations from producing activities	10,997	2,218	3,552
Equity method investments [member]
Revenue
Results of operations from producing activities	3,253	3,867	2,050
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ 3,253	¥ 3,867	¥ 2,050